NOTES PAYABLE	12 Months Ended
Dec. 31, 2022
NOTES PAYABLE
NOTES PAYABLE

NOTE 9. NOTES PAYABLE

RELATED PARTIES

Related party notes payable at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Convertible Notes Payable with Warrants	$1,000,000	$1,000,000
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(145,548)	(645,547)
Net Related Party Notes Payable	$866,262	$366,263
Current Portion	(866,262)	(11,810)
Net Long-Term Portion	$-	$354,453

Total interest expense for related party notes was $120,000 and $85,397 for the years ended December 31, 2022 and 2021, respectively.

Related Party Convertible Notes Payable with Warrants

The Company has thirteen convertible notes payable to related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,000,000 as of December 31, 2022 and 2021. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance. The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date. Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date.

The notes contain both voluntary and automatic conversion features. The notes may be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock. Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on Nasdaq. The Company evaluated the convertible notes payable for embedded derivatives and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $448,999 is amortized over the life of the convertible notes payable.

The debt discount amortization expense recorded as amortization of interest – debt discount in the consolidated statements of operations was $224,500 and $157,657 for the years ended December 31, 2022 and December 31, 2021, respectively. The unamortized beneficial conversion feature at December 31, 2022 and December 31, 2021 was $66,843 and $291,343, respectively.

As of December 31, 2022 and 2021, these notes carry outstanding warrants of 166,667. The relative fair market value of the related stock warrants granted during the years ended December 31, 2022 and 2021 was none and $551,001, respectively. Stock warrants amortization expense recorded as interest expense was $275,500 and $196,796 for the years ended December 31, 2022 and December 31, 2021, respectively. The unamortized discount at December 31, 2022 and December 31, 2021 was $78,705 and $354,204, respectively.

Related Party Note Payable

The Company has one non-convertible note payable that has a principal balance of $11,810 as of December 31, 2022 and 2021. The note carries an interest rate at 0%. The note payable had a due date of December 31, 2012 and is currently in default.

NON- RELATED PARTIES

Non-related party notes payable at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Convertible Notes Payable with Warrants	$1,005,000	$1,005,000
Convertible Notes Payable	9,183	56,683
Non-Convertible Notes Payable	17,500	47,500
Premium Financing Note Payable	61,792	-
Unamortized Debt Discount	(144,878)	(648,580)
Net Non-Related Party Notes Payable	$948,597	$460,603
Current Portion	(948,597)	(104,183)
Net Long-Term Portion	$-	$356,420

Total interest expense for non-related party notes was $134,628 and $98,647 for the years ended December 31, 2022 and 2021, respectively.

Convertible Notes Payable with Warrants

The Company has sixteen convertible notes payable to non-related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,005,000 as of December 31, 2022 and 2021. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance with maturity dates in March, April, and May 2023. The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date. Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date. The notes contain both voluntary and automatic conversion features. The notes may be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock. Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on Nasdaq. The Company evaluated the convertible notes payable for embedded derivatives and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $460,215 is amortized over the life of the convertible notes payable.

The debt discount recorded as amortization of interest – beneficial conversion feature in the consolidated statements of operations was $231,353 and $163,059 for the years ended December 31, 2022 and December 31, 2021, respectively. The unamortized beneficial conversion feature was $65,803 and $297,156 at December 31, 2022 and December 31, 2021, respectively. As of December 31, 2022 and 2021, these notes carry outstanding warrants of 167,500. The relative fair market value of the related stock warrants granted during the year ended December 31, 2022 and December 31, 2021 was none and $541,707, respectively. Stock warrants amortization expense recorded as interest expense was $272,350 and $190,283 for the years ended December 31, 2022 and December 31, 2021, respectively. The unamortized discount at December 31, 2022 and December 31, 2021 was $79,074 and $351,424, respectively.

Convertible Notes Payable

The Company has two convertible notes payable that have a principal balance of $9,183 at December 31, 2022 and three convertible notes payable that have a principal balance of $56,683 at December 31, 2021. These notes carry interest rates ranging from 5% - 12% and have due dates ranging from February 2013 to March 2022. The two notes with a principal balance of $9,183 are currently in default. The notes carry conversion prices ranging from $6.00- $32.2857 per share. On March 3, 2022 the Company authorized the issuance of 7,917 shares of common stock under the terms of a $47,500 convertible note payable. The Company evaluated these convertible notes payable for embedded derivatives and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The conversion features were fully amortized prior to 2021.

Non-Convertible Notes Payable

The Company has two notes payable that have a principal balance of $17,500 at December 31, 2022, and four notes payable that have a principal balance of $47,500 at December 31, 2021. These notes carry interest rates ranging from 5% - 10% and have due dates ranging from December 2013 to June 2022. The two notes with a principal balance of $17,500 are currently in default.

Premium Financing Note Payable

On May 25, 2022, the Company entered into a financing agreement for payment of annual Directors & Officers insurance premiums for coverage from May 2022 through May 2023 totaling $349,455. The financing agreement required an initial down payment of $74,866 with the remaining amount of $274,559 financed for a nine-month period at an annual interest rate of 4.37% with monthly payments of $31,068 beginning in June 2022 through February 2023. The financing liability balance at December 31, 2022 was $61,792.